Derivative financial instruments and debt excluding lease liabilities - Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Financial Instruments [Abstract]
Carrying amount	$ 46,720	$ 48,376
Fair value	$ 42,864	$ 44,119